Deferred Revenue/Income - Timing of satisfaction (Details)	Jun. 30, 2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Deferred Revenue/Income
Percentage of revenue recognized	53.00%
Period of revenue recognition	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Deferred Revenue/Income
Percentage of revenue recognized	47.00%
Period of revenue recognition	14 years